Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Accounts receivable	176,261	177,765	26,199
Less: allowance for credit losses	(132,971)	(132,247)	(19,490)
Accounts receivable, net	43,290	45,518	6,709

Schedule of Analysis of the Allowance for Credit Losses

An analysis of the allowance for credit losses is as follows:

	For the year ended December 31,	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Beginning balance	5,682	132,971	19,598
Additions (reversal)	127,290	(724)	(108)
Exchange difference	(1)	-	-
Ending balance	132,971	132,247	19,490